Non-Current Assets and Disposal Groups Held for Sale	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Non-Current Assets or Disposal Groups Held for Sale	24 — Non-Current Assets and Disposal Groups Held for Sale
Within the balance sheet, non-current assets and disposal groups held for sale are included in other assets and other liabilities.

in € m.	Dec 31, 2025	Dec 31, 2024
Premises and equipment	2	—
Other assets	33	31
Total assets classified as held for sale	35	31

Total liabilities classified as held for sale	—	—

As of December 31, 2025, and December 31, 2024, no unrealized gains (losses) relating to non-current assets classified as held for sale were recognized directly in accumulated other comprehensive income (loss) (net of tax).
Within the Investment Bank division, a portfolio of real estate assets owned through foreclosure have been classified as non-current assets held for sale. The composition of the portfolio population is dynamic and is valued at the lower of its carrying amount and fair value less costs to sell and is expected to be sold within one year following their reclassification.